PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	$ 163,752	$ 163,073
Less: accumulated depreciation	(155,348)	(154,541)
Total property and equipment, net	8,404	8,532
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	150,935	150,309
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	12,817	12,764
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	$ 0	$ 0